COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended		60 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013	Apr. 01, 2015	Dec. 31, 2013 Britannia Steam Ship Insurance Association [Member]	Jan. 31, 2014 Britannia Steam Ship Insurance Association [Member]	Dec. 31, 2012 Britannia Steam Ship Insurance Association [Member]	Dec. 31, 2013 Special Purpose Entities [Member]	Dec. 31, 2012 Special Purpose Entities [Member]	Dec. 31, 2013 Frontline 2012 Ltd [Member]	Dec. 31, 2013 Minimum [Member] Special Purpose Entities [Member]	Dec. 31, 2013 Maximum [Member] Special Purpose Entities [Member]
Commitments & contingencies [Line Items]
Maximum Aggregate Liability in Respect to Possible Claims			$ 1,700,000
Restricted Cash and Cash Equivalents			1,700,000	400,000	0
Number of vessels sold and leased back						4	4
Options on the lessor's side to extend the charters (upper range)						5 years
Total amount of potential payment under put options with respect to capital leases						36,000,000	36,000,000
Number of vessels on long-term bareboat charters to Chevron	3
Chevron holds options to purchase each vessel on April 1, 2015		1
Newbuilding installment Commitments	$ 87,900,000
Leased back on charters									8 years	12 years 6 months
Number of Newbuilding Contracts Canceled								2
Number of Newbuilding Contracts Sold								5
Number of Newbuilding Contracts in Arbitration								3